Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity - USD ($)	Temporary Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Permanent Equity, Balance at Feb. 07, 2022
Mezzanine Equity, Balance at Feb. 07, 2022
Mezzanine Equity, Balance, shares at Feb. 07, 2022
Permanent Equity, Balance, shares at Feb. 07, 2022
Equity-based compensation		$ 68	389,932		390,000
Equity-based compensation, shares		675,000
Common stock issuances		$ 1,982	2,749,518		2,751,500
Common stock issuances, shares		19,826,500
Net loss				(1,031,824)	(1,031,824)
Permanent Equity, Balance at Sep. 30, 2022		$ 2,050	3,139,450	(1,031,824)	2,109,676
Mezzanine Equity, Balance at Sep. 30, 2022
Mezzanine Equity, Balance, shares at Sep. 30, 2022
Permanent Equity, Balance, shares at Sep. 30, 2022		20,501,500
Equity-based compensation		$ 9	2,114,005		$ 2,114,014
Equity-based compensation, shares		85,000
Common stock issuances		$ 260	3,765,109		3,765,369
Common stock issuances, shares	2,000,000	2,598,369
Net loss				(4,904,229)	(4,904,229)
Permanent Equity, Balance at Jun. 30, 2023		$ 2,319	9,018,564	(5,936,053)	3,084,830
Mezzanine Equity, Balance at Jun. 30, 2023	$ 5,000,000
Mezzanine Equity, Balance, shares at Jun. 30, 2023	2,000,000
Permanent Equity, Balance, shares at Jun. 30, 2023		23,184,869
Permanent Equity, Balance at Sep. 30, 2022		$ 2,050	3,139,450	(1,031,824)	2,109,676
Mezzanine Equity, Balance at Sep. 30, 2022
Mezzanine Equity, Balance, shares at Sep. 30, 2022
Permanent Equity, Balance, shares at Sep. 30, 2022		20,501,500
Equity-based compensation		$ 9	2,383,994		$ 2,384,003
Equity-based compensation, shares		85,000
Common stock issuances	$ 5,000,000	$ 260	3,765,109		3,765,369
Common stock issuances, shares	2,000,000	2,598,369
Net loss				(6,250,401)	(6,250,401)
Permanent Equity, Balance at Sep. 30, 2023		$ 2,319	9,288,553	(7,282,225)	2,008,647
Mezzanine Equity, Balance at Sep. 30, 2023	$ 5,000,000				$ 5,000,000
Mezzanine Equity, Balance, shares at Sep. 30, 2023	2,000,000				2,000,000
Permanent Equity, Balance, shares at Sep. 30, 2023		23,184,869
Permanent Equity, Balance at Mar. 31, 2023		$ 2,241	5,629,112	(3,236,403)	$ 2,394,950
Mezzanine Equity, Balance at Mar. 31, 2023	$ 5,000,000
Mezzanine Equity, Balance, shares at Mar. 31, 2023	2,000,000
Permanent Equity, Balance, shares at Mar. 31, 2023		22,406,869
Equity-based compensation			1,444,530		1,444,530
Common stock issuances		$ 78	1,944,922		1,945,000
Common stock issuances, shares		778,000
Net loss				(2,699,650)	(2,699,650)
Permanent Equity, Balance at Jun. 30, 2023		$ 2,319	9,018,564	(5,936,053)	3,084,830
Mezzanine Equity, Balance at Jun. 30, 2023	$ 5,000,000
Mezzanine Equity, Balance, shares at Jun. 30, 2023	2,000,000
Permanent Equity, Balance, shares at Jun. 30, 2023		23,184,869
Permanent Equity, Balance at Sep. 30, 2023		$ 2,319	9,288,553	(7,282,225)	2,008,647
Mezzanine Equity, Balance at Sep. 30, 2023	$ 5,000,000				$ 5,000,000
Mezzanine Equity, Balance, shares at Sep. 30, 2023	2,000,000				2,000,000
Permanent Equity, Balance, shares at Sep. 30, 2023		23,184,869
Mezzanine equity conversion		$ 200	4,999,800		$ 5,000,000
Mezzanine equity conversion, shares		2,000,000
Temporary Equity, Mezzanine equity conversion	$ (5,000,000)
Temporary Equity, Mezzanine equity conversion, shares	(2,000,000)
Equity-based compensation			152,457		152,457
Common stock issuances	$ 5,000,000	$ 376	14,253,561		14,253,937
Common stock issuances, shares		3,769,019
Offering costs			(1,538,405)		(1,538,405)
Acquisition common stock issuances		$ 5	786,495		786,500
Acquisition common stock issuances, shares		50,000
Net loss				(7,659,820)	(7,659,820)
Permanent Equity, Balance at Jun. 30, 2024		$ 2,900	27,942,461	(14,942,045)	13,003,316
Mezzanine Equity, Balance at Jun. 30, 2024
Mezzanine Equity, Balance, shares at Jun. 30, 2024					0
Permanent Equity, Balance, shares at Jun. 30, 2024		29,003,888
Permanent Equity, Balance at Mar. 31, 2024		$ 2,601	16,907,165	(10,273,798)	$ 6,635,968
Mezzanine Equity, Balance at Mar. 31, 2024
Mezzanine Equity, Balance, shares at Mar. 31, 2024
Permanent Equity, Balance, shares at Mar. 31, 2024		26,007,013
Common stock issuances		$ 294	11,787,206		11,787,500
Common stock issuances, shares		2,946,875
Offering costs			(1,538,405)		(1,538,405)
Acquisition common stock issuances		$ 5	786,495		786,500
Acquisition common stock issuances, shares		50,000
Net loss				(4,668,247)	(4,668,247)
Permanent Equity, Balance at Jun. 30, 2024		$ 2,900	$ 27,942,461	$ (14,942,045)	13,003,316
Mezzanine Equity, Balance at Jun. 30, 2024
Mezzanine Equity, Balance, shares at Jun. 30, 2024					0
Permanent Equity, Balance, shares at Jun. 30, 2024		29,003,888